Borrowings (Details) $ in Thousands						6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jan. 01, 2026 CNY (¥)	Sep. 09, 2025 CNY (¥)	Aug. 29, 2025 CNY (¥)	Jan. 14, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jan. 01, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 09, 2025 USD ($)	Aug. 09, 2025 USD ($)	Jan. 14, 2025 USD ($)
Borrowings [line Items]
Interest rate	3.00%
Maturity date			Sep. 08, 2026	Aug. 28, 2028	Jan. 13, 2026
Outstanding balance amount	¥ 70,000					¥ 70,000				$ 10,276
Interest expenses							$ 512	$ 489
Percentage of weighted average interest rates	3.08%					3.08%		2.82%		3.08%
Lines of credit										$ 1,237
Bank of China Xinyu Branch [Member]
Borrowings [line Items]
Interest rate						3.00%	3.00%		2.90%
Maturity date						Mar. 22, 2027	Mar. 22, 2027		Mar. 18, 2026
Bank Loan Agreements [Member] | Bank of China Xinyu Branch [Member]
Borrowings [line Items]
Short term borrowings									¥ 10,000			$ 1,425
Jiangxi Leibotai [Member]
Borrowings [line Items]
Short term borrowings	¥ 10,000					¥ 10,000				$ 1,468
Jiangxi Yibo [Member]
Borrowings [line Items]
Maturity date						Jul. 22, 2026	Jul. 22, 2026
Repaid principal repayment						¥ 1,000	$ 148
Outstanding balance						¥ 59,000	$ 8,661
Jiangxi Yibo [Member] | Bank of China Xinyu Branch [Member]
Borrowings [line Items]
Maturity date						Jul. 09, 2026	Jul. 09, 2026
Jiangxi Yibo [Member] | Export-Import Bank of China Jiangxi Branch [Member]
Borrowings [line Items]
Short term borrowings			¥ 43,500										$ 6,386
Interest rate			3.00%
Jiangxi Yibo [Member] | Bank Loan Agreements [Member]
Borrowings [line Items]
Short term borrowings		¥ 40,000		¥ 60,000	¥ 30,000						$ 5,872			$ 8,809	$ 4,275
Interest rate		2.90%		3.00%	3.35%
Maturity date		Dec. 30, 2026